Asset-Based Income Fund	September 30, 2024 (Unaudited)

Schedule of Investments

(in thousands, except share data )

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Asset-Backed Securities — 50.7%

Auto — 5.9%
Ally Auto Receivables Trust	Class A3, Series 2022-3	5.07%	4/15/2027	1,926	$1,930
Exeter Automobile Receivables Trust	Class C, Series 2022-1A	2.56%	6/15/2028	2,702	2,687
Hyundai Auto Receivables Trust	Class A3, Series 2022-A	2.22%	10/15/2026	1,179	1,166
Octane Receivables Trust (a)	Class D, Series 2022-2A	7.70%	2/20/2030	10,000	10,534
Santander Drive Auto Receivables Trust (b)	Class B, Series 2022-2	3.44%	9/15/2027	2,013	2,002
VStrong Auto Receivables Trust (a)	Class C, Series 2024-A	6.44%	7/15/2030	1,933	2,023
VStrong Auto Receivables Trust (a)	Class D, Series 2024-A	7.29%	7/15/2030	1,933	2,070
Westlake Automobile Receivables Trust (a)	Class C, Series 2021-3A	1.58%	1/15/2027	3,123	3,103

Infrastructure Credit — 9.9%
Adams Outdoor Advertising LP (a)	Class A2, Series 2023-1	6.97%	7/15/2053	20,000	21,285
ALLO Issuer LLC (a)	Class A2, Series 2023-1A	6.20%	6/20/2053	17,069	17,529
Hotwire Funding LLC (a)	Class B, Series 2023-1A	7.00%	5/20/2053	4,500	4,673

Rooftop/C&I Solar Financing — 1.3%
Sunnova Helios XI Issuer LLC (a)	Class B, Series 2023-A	5.60%	5/20/2050	5,965	5,781

Single Family Rental — 12.7%
AMSR Trust (a)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250	1,181
AMSR Trust (a)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939	5,546
Bridge Trust (a)	Class E1, Series 2022-SFR1	6.30%	11/17/2037	15,000	14,724
FirstKey Homes Trust (a)	Class E2, Series 2022-SFR3	3.50%	7/17/2038	20,000	19,062
FRTKL (a)	Class E1, Series 2021-SFR1	2.37%	9/17/2038	1,750	1,620
FRTKL (a)	Class E2, Series 2021-SFR1	2.52%	9/17/2038	8,900	8,225
Progress Residential Trust (a)	Class E2, Series 2022-SFR3	5.60%	4/17/2039	2,166	2,142
Progress Residential Trust (a)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500	2,531

Small Business Loans — 7.8%
CPC Asset Securitization II LLC (a)	Class A, Series 2023-1A	7.53%	3/15/2029	11,930	12,205
Fora Financial Asset Securitization LLC (a)	Class A, Series 2024-1A	6.33%	8/15/2029	2,579	2,596
Fora Financial Asset Securitization LLC (a)	Class B, Series 2024-1A	6.62%	8/15/2029	861	867
Libertas Asset Securitization LLC (a)(c)	Class A1, Series 2023-1A	7.67%	7/16/2029	17,955	18,251

Solar Development Lending — 5.5%
GoodLeap Sustainable Home Solutions Trust (a)	Class A, Series 2023-2GS	5.70%	5/20/2055	9,106	9,182
Mosaic Solar Loan Trust (a)	Class B, Series 2023-3A	7.37%	11/20/2053	14,732	15,100

Student Loans — 3.3%
College Ave Student Loans LLC (a)	Class C, Series 2023-A	6.06%	5/25/2055	3,000	2,997
College Ave Student Loans LLC (a)	Class D, Series 2023-A	6.89%	5/25/2055	2,000	2,026
College Ave Student Loans LLC (a)	Class E, Series 2023-A	8.49%	5/25/2055	4,000	4,082
SMB Private Education Loan Trust (a)	Class C, Series 2023-B	6.36%	10/16/2056	5,000	5,137

Unsecured Consumer — 4.3%
Marlette Funding Trust (a)	Class C, Series 2023-3A	7.06%	9/15/2033	7,170	7,365
Marlette Funding Trust (a)	Class D, Series 2023-3A	8.04%	9/15/2033	3,500	3,670

Asset-Based Income Fund	September 30, 2024 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

OneMain Financial Issuance Trust (a)	Class C, Series 2023-1A	6.38%	6/14/2038	7,500	$7,922

TOTAL ASSET-BACKED SECURITIES (Amortized Cost $212,827)					$221,214

Mortgage-Backed Securities — 32.8%

Home Equity Investments — 4.8%
Unison Trust (a)(c)(d)	Class A, Series 2023-1	6.50%	5/25/2033	13,894	13,312
Unison Trust (a)	Class A, Series 2023-2	6.50%	11/25/2053	3,081	2,971
Unlock HEA Trust (a)	Class A, Series 2024-1	7.00%	4/25/2039	4,800	4,827

Investor Loans — 2.8%
Verus Securitization Trust (a)(e)	Class M1, Series 2022-INV1	5.82%	8/25/2067	10,927	10,893
Verus Securitization Trust (a)(e)	Class M1, Series 2022-INV2	6.80%	10/25/2067	1,500	1,511

Non-Qualified Mortgage — 17.8%
Credit Suisse Mortgage Trust (a)(e)	Class M1, Series 2022-ATH3	7.10%	8/25/2067	20,876	21,074
GCAT Trust (a)(e)	Class M1, Series 2022-NQM4	5.75%	8/25/2067	7,500	7,396
Imperial Fund Mortgage Trust (a)(d)	Class M1, Series 2022-NQM5	6.25%	8/25/2067	4,000	3,992
Imperial Fund Mortgage Trust (a)(e)	Class M1, Series 2022-NQM7	7.52%	11/25/2067	16,788	17,073
PRKCM Trust (a)(e)	Class M1, Series 2022-AFC2	6.09%	8/25/2057	2,420	2,412
Verus Securitization Trust (a)(e)	Class M1, Series 2022-8	6.10%	9/25/2067	1,530	1,524
Verus Securitization Trust (a)(e)	Class M1, Series 2023-1	6.92%	12/25/2067	2,000	2,016
Verus Securitization Trust (a)(e)	Class M1, Series 2023-2	7.54%	3/25/2068	4,000	4,085
Verus Securitization Trust (a)(e)	Class M1, Series 2023-3	7.93%	3/25/2068	2,000	2,055
Verus Securitization Trust (a)(e)	Class M1, Series 2023-4	7.40%	5/25/2068	10,000	10,213
Verus Securitization Trust (a)(e)	Class M1, Series 2023-INV1	7.55%	2/25/2068	6,300	6,408

Second Lien/HELOC — 7.4%
FIGRE Trust (a)(e)	Class A, Series 2023-HE2	6.51%	5/25/2053	3,617	3,702
FIGRE Trust (a)(e)	Class B, Series 2023-HE2	7.69%	5/25/2053	4,312	4,506
Saluda Grade Alternative Mortgage Trust (a)(e)	Class A2, Series 2023-SEQ3	6.89%	6/1/2053	5,829	5,992
Saluda Grade Alternative Mortgage Trust (a)(e)	Class A3, Series 2023-SEQ3	7.12%	6/1/2053	10,127	10,399
Saluda Grade Alternative Mortgage Trust (a)(e)	Class M1, Series 2023-SEQ3	8.71%	6/1/2053	3,722	3,903
Towd Point Mortgage Trust (a)(e)	Class M1, Series 2024-CES3	6.81%	5/25/2064	3,939	4,028

TOTAL MORTGAGE-BACKED SECURITIES (Amortized Cost $139,716)					$144,292

Senior Loans — 7.3%

Aviation Leasing — 2.3%
Genesis Aircraft Services Ltd (c)(e)(f)	TL 1L DD 08/23	8.22% - 8.69%	7/31/2029	9,767	9,984

Small Business Loans — 4.3%
BHG Funding LLC (c)	TL 1L A2 05/23	7.07%	5/19/2036	15,584	15,335
BHG Funding LLC (c)	TL 2L B2 05/23	8.12%	5/19/2036	1,694	1,662
BHG Funding LLC (c)(e)	TL 3L C2 05/23	11.61%	5/19/2036	1,695	1,590

Solar Development Lending — 0.7%
SunPower Financial (b)(c)(e)(f)	Revolver 1L 06/23	6.43% - 7.02% (Treasury + 2.50%)	8/30/2054	1,479	1,479
SunPower Financial (b)(c)(e)	TL 1L 11/23	6.65% - 7.02% (Treasury + 2.50%)	8/30/2054	1,942	1,942

TOTAL SENIOR LOANS (Amortized Cost $32,161)					$31,992

Asset-Based Income Fund	September 30, 2024 (Unaudited)

Issuer	Asset	Effective Interest Rate	Shares	Fair Value

Private Equity — 0.2%

Solar Development Lending — 0.2%
SunPower Financial (b)(c)	Private Equity (SPV)		837,452	$895

TOTAL PRIVATE EQUITY (Cost $837)				$895

TOTAL INVESTMENTS (Cost $385,541) — 91.0%				$398,393

Money Market Fund — 10.4%

U.S. Government Securities — 10.4%
Fidelity Investments Money Market Treasury Portfolio (g)	Class I	4.92%	45,510,619	45,511

TOTAL MONEY MARKET FUND (Cost $45,511)				$45,511

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $431,052) — 101.4%				$443,904

LIABILITIES EXCEEDING OTHER ASSETS, NET — (1.4)%				(6,143)

NET ASSETS — 100.0%				$437,761

DD	Delayed draw term loan

SPV	Special Purpose Vehicle

TL	Term loan

Treasury	Five-Year Treasury Rate

1L	First lien

2L	Second lien

3L	Third lien

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(b)	Security considered restricted.

(c)	Value determined using significant unobservable inputs.

(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at September 30, 2024.

(e)

Variable rate securities. The effective rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.

(f)	Investment is a partially funded commitment.

(g)	Rate represents the money market fund’s average 7-day yield as of September 30, 2024.

The following are the details of the restricted securities of the Fund (in thousands, except share amounts):

Issuer	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets
Asset-Backed Securities
Santander Drive Auto Receivables Trust	Class B, Series 2022-2	2,013	$1,977	$2,002	10/17/2023	0.5%
Senior Loans
SunPower Financial	Revolver 1L 06/23	1,479	1,479	1,479	6/7/2023	0.3%
SunPower Financial	TL 1L 11/23	1,942	1,942	1,942	11/3/2023	0.4%
Private Equity
SunPower Financial	Private Equity (SPV)	837,452	837	895	6/7/2023	0.2%

			$6,235	$6,318

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